Consolidated Statements of Comprehensive Income kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	[1]	Dec. 31, 2023 USD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 3,720	$ 3,121		$ 2,390	[1]
Cost of product sales	(238)	(143)		(33)	[1]
Research and development expenses	(1,606)	(1,414)		(1,107)	[1]
Selling, general and administrative expenses	(626)	(549)		(478)	[1]
Acquisition and integration related charges	(185)	(43)		0	[1]
Total costs and operating expenses	(2,655)	(2,149)		(1,618)	[1]
Operating profit	1,065	972		772	[1]
Financial income	408	645		299	[1]
Financial expenses	(269)	(291)		(254)	[1]
Net profit before tax	1,204	1,326	[2]	817	[1],[2]
Corporate tax	(241)	(193)		(186)	[1]
Net profit	963	1,133		631
Amounts which may be re-classified to the income statement:
Exchange differences on translation of foreign operations	45	(224)		139	[1]
Total comprehensive income	$ 1,008	$ 909		$ 770	[1]
Basic net profit per share (in dollars per share) | (per share)	$ 15.50	$ 17.66		$ 9.67	[1]
Diluted net profit per share (in dollars per share) | (per share)	$ 15.37	$ 17.53		$ 9.58

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented. Refer to Note 1.1 and Note 1.4, respectively, for more information.

[2]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented.
Refer to Note 1.1 and Note 1.4, respectively, for more information.